Leases (Summary of Commitments Relating to Non-Cancellable Operating and Capital Leases) (Parenthetical) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Leases [Abstract]
Operating leases, future minimum sublease rentals due	$ 3.8